Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories	Note 9. Inventories

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
Laboratory inventories	425	406	426
Inventories write‑down	(33)	(33)	(9)
Inventories	392	373	417